Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Impairment loss on intangible asset	$ 519,496
Loss on disposal of patented license		$ (205,189)
Amortization of Intangible Assets	84,020	114,553	$ 106,014
Wrote off of cost related amortization			$ 1,344
Hong Kong healthcare services [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible asset	$ 1,841